CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Class A ordinary shares
Common stock shares authorized	1,800,000,000	1,800,000,000
Common stock shares issued	750,523,103	749,323,103
Common stock shares outstanding	740,172,377	724,582,975
Class B ordinary shares
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	139,630,401	140,830,401
Common stock shares outstanding	139,630,401	140,830,401